Performance Management - T. Rowe Price Cash Reserves Fund	Dec. 22, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.The following table shows the average annual total returns for the fund. In addition, the table also includes a comparative index that has investment characteristics similar to those of the fund.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
CASH RESERVES FUND
Calendar Year Returns
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	1.31%	Worst Quarter	6/30/15	0.00%
The fund’s return for the nine months ended 9/30/25 was 3.10%.
Year to Date Return, Label [Optional Text]	The fund’s return for the nine months ended
Bar Chart, Year to Date Return	3.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2015
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative	The following table shows the average annual total returns for the fund. In addition, the table also includes a comparative index that has investment characteristics similar to those of the fund.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

				Inception
	1 Year	5 Years	10 Years	date
Investor Class				10/29/1993
	5.08%	2.39%	1.64%

Lipper Money Market Funds Average
	4.92	2.28	1.56

Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com